GAIN/(LOSS) ON SALE OF ASSETS AND TERMINATION OF CHARTERS (Narrative) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2020 USD ($)
Other Income and Expenses [Abstract]
Proceeds from sale of vessels and termination of charters	$ 37,911
Proceeds from sale of vessels and termination of charters	37,911
Gain (Loss) on Disposition of Property Plant Equipment, Excluding Oil and Gas Property and Timber Property	2,250
Compensation Payable (Receivable) For Early Contract Termination Of Charter	(3,186)
Front Hakata
Other Income and Expenses [Abstract]
Proceeds from sale of vessels and termination of charters	33,465
Proceeds from sale of vessels and termination of charters	33,465
Gain (Loss) on Disposition of Property Plant Equipment, Excluding Oil and Gas Property and Timber Property	1,373
Compensation Payable (Receivable) For Early Contract Termination Of Charter	(3,186)
Sea Cheetah
Other Income and Expenses [Abstract]
Proceeds from sale of vessels and termination of charters	1,450
Proceeds from sale of vessels and termination of charters	1,450
Gain (Loss) on Disposition of Property Plant Equipment, Excluding Oil and Gas Property and Timber Property	275
Compensation Payable (Receivable) For Early Contract Termination Of Charter	0
Sea Jaguar
Other Income and Expenses [Abstract]
Proceeds from sale of vessels and termination of charters	1,452
Proceeds from sale of vessels and termination of charters	1,452
Gain (Loss) on Disposition of Property Plant Equipment, Excluding Oil and Gas Property and Timber Property	277
Compensation Payable (Receivable) For Early Contract Termination Of Charter	0
Sea Halibut
Other Income and Expenses [Abstract]
Proceeds from sale of vessels and termination of charters	700
Proceeds from sale of vessels and termination of charters	700
Gain (Loss) on Disposition of Property Plant Equipment, Excluding Oil and Gas Property and Timber Property	175
Compensation Payable (Receivable) For Early Contract Termination Of Charter	0
Sea Pike
Other Income and Expenses [Abstract]
Proceeds from sale of vessels and termination of charters	700
Proceeds from sale of vessels and termination of charters	700
Gain (Loss) on Disposition of Property Plant Equipment, Excluding Oil and Gas Property and Timber Property	175
Compensation Payable (Receivable) For Early Contract Termination Of Charter	0
Sea Leopard
Other Income and Expenses [Abstract]
Proceeds from sale of vessels and termination of charters	144
Proceeds from sale of vessels and termination of charters	144
Gain (Loss) on Disposition of Property Plant Equipment, Excluding Oil and Gas Property and Timber Property	(25)
Compensation Payable (Receivable) For Early Contract Termination Of Charter	$ 0